Prepayments, receivables and other current assets, net and other non-current assets, net	12 Months Ended
Dec. 31, 2021
Prepayments, receivables and other current assets, net and other non-current assets, net
Prepayments, receivables and other current assets, net and other non-current assets, net

9 Prepayments, receivables and other current assets, net and other non-current assets, net

Prepayments, receivables and other current assets, net consist of the following:

	As of December 31
	2020	2021
	RMB	RMB

Deductible VAT-input	1,871,768	1,553,800
Prepayments for promotion and advertising expenses and other operation expenses	175,267	371,149
Advances to employees	200,698	303,050
Prepayments for insurance costs	288,858	239,417
Inventories, net	261,550	197,957
Rental deposits and other deposits, net	346,032	189,840
Payments to drivers and partners on behalf of end-users	157,653	148,971
Short-term finance lease receivables, net	91,067	44,020
Interest receivables	13,142	13,293
Others, net	507,130	896,478
Total	3,913,165	3,957,975

Other non-current assets, net consist of the following:

	As of December 31
	2020	2021
	RMB	RMB

Deductible VAT-input	—	1,070,370
Rental deposits and other deposits, net-noncurrent portion	—	203,154
Prepayments for long-term investments	107,283	200,000
Prepayments for purchase of property and equipment, net, and other non-current assets, net	650,771	166,425
Long-term finance lease receivables, net	94,508	41,579
Others, net	32,361	17,942
Total	884,923	1,699,470

The movement of the allowances for credit losses of short-term and long-term finance lease receivables is as follows:

	For the Year Ended December 31
	2020	2021
	RMB	RMB

Beginning balance prior to ASC 326	(3,871)	(72,167)
Impact of adoption of ASC 326	—	—
Balance at beginning of the year	(3,871)	(72,167)
(Provision)/ Reversal	(73,004)	12,757
Write‑offs	4,708	48,005
Balance at end of the year	(72,167)	(11,405)